Dreyfus Investment Portfolios

-Small Cap Stock Index Portfolio (the “Fund”)

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 8, 2017 (SEC Accession No. 0001056707-17-000029).